Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs	Jun. 30, 2024
Measurement Input, Exercise Price [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	14.35
Measurement Input, Exercise Price [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	31.08
Measurement Input, Share Price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	12.02
Measurement Input, Price Volatility [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	44.09
Measurement Input, Price Volatility [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	44.75
Measurement Input, Expected Term [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	4.17
Measurement Input, Expected Term [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	5.33
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	4.44
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	4.48
Measurement Input, Expected Dividend Rate [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Warrant measurement input	0